RELATED PARTY TRANSACTIONS - Expenses (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transactions with related parties
Total	Rp 16,409	Rp 16,766	Rp 12,964
% of total expenses	17.78%	17.95%	15.43%
Ministry of Finance
Transactions with related parties
Total			Rp 12
% of total expenses			0.01%
Entities under common control
Transactions with related parties
Total	Rp 12,445	Rp 12,498	Rp 9,974
% of total expenses	13.48%	13.38%	11.87%
MoCI
Transactions with related parties
Total	Rp 8,767	Rp 8,109	Rp 6,533
% of total expenses	9.49%	8.68%	7.77%
PLN
Transactions with related parties
Total	Rp 2,434	Rp 2,596	Rp 2,269
% of total expenses	2.64%	2.78%	2.70%
Indosat
Transactions with related parties
Total	Rp 676	Rp 933	Rp 890
% of total expenses	0.73%	1.00%	1.06%
Jasindo
Transactions with related parties
Total	Rp 267	Rp 349	Rp 168
% of total expenses	0.29%	0.37%	0.20%
Others
Transactions with related parties
Total	Rp 301	Rp 511	Rp 114
% of total expenses	0.33%	0.55%	0.14%
Associated companies
Transactions with related parties
Total	Rp 689	Rp 498	Rp 421
% of total expenses	0.75%	0.53%	0.50%
Indonusa
Transactions with related parties
Total	Rp 437	Rp 306	Rp 264
% of total expenses	0.47%	0.33%	0.31%
Teltranet
Transactions with related parties
Total	Rp 173	Rp 181	Rp 123
% of total expenses	0.19%	0.19%	0.15%
Others
Transactions with related parties
Total	Rp 79	Rp 11	Rp 34
% of total expenses	0.09%	0.01%	0.04%
Other related entities
Transactions with related parties
Total	Rp 3,275	Rp 3,770	Rp 2,557
% of total expenses	3.55%	4.04%	3.05%
Kisel
Transactions with related parties
Total	Rp 818	Rp 916	Rp 813
% of total expenses	0.89%	0.98%	0.97%
Kopegtel
Transactions with related parties
Total	Rp 1,049	Rp 836	Rp 713
% of total expenses	1.14%	0.90%	0.85%
POIN
Transactions with related parties
Total	Rp 547	Rp 850	Rp 405
% of total expenses	0.59%	0.91%	0.48%
PMM
Transactions with related parties
Total	Rp 587	Rp 850	Rp 404
% of total expenses	0.64%	0.91%	0.48%
Yakes Telkom
Transactions with related parties
Total	Rp 133	Rp 128	Rp 139
% of total expenses	0.14%	0.14%	0.17%
Others
Transactions with related parties
Total	Rp 141	Rp 190	Rp 83
% of total expenses	0.15%	0.20%	0.10%